Vessels under Construction (Details) $ in Millions	Jun. 30, 2022 vessel	Jun. 30, 2022 windTurbineInstallationVessel	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Vessels under construction, including related party			$ 71.6	$ 36.1
Wind turbine installation vessels	5	5
Construction in progress
Property, Plant and Equipment [Line Items]
Wind turbine installation vessels | windTurbineInstallationVessel		2
Wind turbine installation vessel
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction			$ 654.7